Subsequent events	12 Months Ended
Mar. 31, 2018
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Subsequent events
42.	Subsequent events

On July 31, 2018, the company has decided to cease the current manufacturing operations of Tata Motors Thailand Ltd. The Company will address the Thailand market with a revamped product portfolio, suitable to local market needs, delivered through a CBU distribution model. The relevant restructuring costs will be accounted in Q2 of Fiscal 2019.